Income tax credit/(expense) - Additional information related to tax (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Income tax credit/(expense)
Deferred tax (Note 18)	£ 1,389	£ (975)	£ 861	£ 1,342	£ 1,667
Total income tax credit/(expense) recognized in other comprehensive income	£ 1,389	£ (975)	£ 861	£ 1,342